Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company adopted the LanzaTech 2023 Long-Term Incentive Plan (the “LTIP”) in conjunction with the closing of the Business Combination. The LTIP provides for grants of a variety of awards to employees, directors, and other service providers to the Company, including, but not limited to stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards and other stock-based awards or cash incentives. Prior to the effective date of the closing of the Business Combination, the Company granted awards under the LanzaTech NZ Inc. 2013 Stock Plan, the LanzaTech NZ Inc. 2015 Stock Plan, and the LanzaTech NZ, Inc. 2019 Stock Plan, (collectively, the “Prior Stock Plans”).
Equity Classified Awards:
RSUs
Under the LTIP, the Company has granted two types of RSUs: time-based RSUs, and market-based RSUs. Time-based RSUs granted to employees and other service providers (other than directors) are generally subject to a three-year annual pro-rata vesting schedule whereby the awards generally vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to grantee’s continued service through each vesting date. However, vesting will accelerate in certain circumstances (e.g., retirement, death, disability, or a qualified termination in connection with a change in control). Time-based RSUs granted to directors are subject to a one-year vesting schedule and the full award vests on the first anniversary of the vesting commencement date, subject to the director’s continued service through the vesting date. However, vesting will accelerate in certain circumstances (e.g., removal in connection with a change in control).
The market-based RSUs have both a time-based and a market-based vesting component. Both components must be met for the award to vest. The market-based RSUs are subject to the same three-year annual pro-rata vesting schedule as the employee time-based RSUs. The market-based vesting component is satisfied if on any date during the period beginning on the 151st date following the vesting commencement date and ending on the fifth anniversary of the vesting commencement date, the average closing price of a share of the Company’s common stock, equals or exceeds $11.50, determined using the closing share price from the 20 trading days preceding such determination date.
The following assumptions were used in the lattice-based option valuation model for market-based RSUs granted during the year ended December 31, 2023. There were no market-based RSUs granted during the year ended December 31, 2022.

2023
Derived service period in years	1.54 - 2.76
Expected volatility	50%
Expected dividends	—
Risk-free rate	3.45% - 4.44%
A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Time-based RSUs		Market-based RSUs
	Shares (in thousands)	Weighted Average Grant Date Fair Value	Shares (in thousands)	Weighted Average Grant Date Fair Value
January 1, 2023	—	—	—	$—
Granted	3,185	3.51	3,930	1.69
Vested	(2)	3.45	—	—
Cancelled/forfeited	(28)	3.43	—
December 31, 2023	3,155	3.51	3,930	$1.69
The Company recorded compensation expense related to the time-based RSUs of $3,153 for the year ended December 31, 2023. Unrecognized compensation costs as of December 31, 2023 was $7,919 and will be recognized over a weighted average of 2.20 years.
The Company recorded compensation expense related to the market-based RSUs of $3,440 for the year ended December 31, 2023. Unrecognized compensation costs as of December 31, 2023 was 3,198 and will be recognized over a weighted average of 1.57 years.
Stock Options
In accordance with the LTIP and Prior Stock Plans, grantees have also been granted stock options to purchase common shares. The exercise prices of each stock option was no less than the fair market value price of the Company’s common shares determined as of the date of grant. The stock options generally vest over the course of two to five years, subject to the service provider’s continued service through each vesting date. Upon termination of service, unvested stock options are forfeited in accordance with their terms unless the award agreement provides for accelerated vesting (e.g., due to retirement). The below tables reflect the stock options granted prior to the Business Combination multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
The following assumptions were used in the option valuation model for options granted during the year ended December 31, 2023. There were no options granted during the year ended December 31, 2022.

2023
Expected term in years	5.98 - 6.00
Expected volatility	76.70% - 76.80%
Expected dividends	—
Risk-free rate	3.45% - 3.60%
Stock option awards outstanding as of December 31, 2023 and changes during the period ended December 31, 2023 were as follows:

	Shares subject to option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48
Vested and expecting to vest at January 1, 2023	14,661	1.48
Exercisable at January 1, 2023	11,203	$1.44
Granted	3,556	3.77
Exercised	(1,659)	1.54
Cancelled/forfeited	(146)	2.08
Outstanding at December 31, 2023	16,412	$1.96	6.13	$51,601
Vested and expecting to vest at December 31, 2023	16,412	1.96	6.13	51,601
Exercisable at December 31, 2023	10,869	$1.49	4.95	$38,691
The Company recorded compensation expense related to the options of $5,623, $2,527, and $2,531 for the years ended December 31, 2023, 2022, and 2021. Unrecognized compensation costs as of December 31, 2023 was $8,321 and will be recognized over a weighted average of 2.07 years.
Restricted Stock Awards (“RSAs”)
Under the Prior Stock Plans, the Company granted RSAs which become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested RSAs with a weighted average grant date fair value of $1.08. The Business Combination constituted a “liquidity event” which caused the vesting of all such outstanding, unvested RSAs. The vesting of the RSAs resulted in compensation expense of $2,741 for the year ended December 31, 2023, respectively. There was no compensation expense recorded in the comparable periods in 2022 or 2021, because the Company concluded that the liquidity event performance condition was not probable of being satisfied at the time. In connection with the vesting of these RSAs, certain holders of the RSAs surrendered 771,141 shares in a withhold to cover transaction to fund the payment of applicable tax withholding on their behalf by the Company. This resulted in a total cash payment of $7,650 by the Company to the Internal Revenue Service for the applicable tax withholding associated with this vesting event.
Liability-Classified Awards
Phantom RSUs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the Company were provided with Phantom RSUs that can only be settled in cash and are therefore recorded as a liability. The Phantom RSUs have a graded vesting schedule and vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Grantees are entitled to receive a cash payment equal to the fair market value of a share multiplied by the number of vested RSUs as of the applicable vesting date.
Phantom SARs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the company were provided with Phantom SARs that can only be settled in cash and are therefore recorded as a liability. The Phantom SARs have a graded vesting schedule and vest in three equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Phantom SARs expire 10 years after the grant date and entitle the grantee to receive a cash payment upon exercise of the award equal to the excess of the fair market value of a share on the date of exercise over the exercise price multiplied by the number of SARs exercised.